Convertible Notes Liabilities	12 Months Ended
Dec. 31, 2025
Convertible Notes Liabilities [Abstract]
CONVERTIBLE NOTES LIABILITIES
19	CONVERTIBLE NOTES LIABILITIES

On August 13, 2025, the Company entered into a Securities Purchase Agreement (“SPA”) with Alumni Capital LP for the issuance of senior secured convertible notes with an aggregate principal amount of up to US$61.2 million, together with detachable warrants. The financing arrangement comprises an initial Tranche 1 note of US$3.0 million, a Tranche 2 note of US$4.2 million, and additional tranches of up to US$54.0 million that may be subscribed for by the investor from the date of the SPA through August 13, 2027, subject to the terms and conditions of the SPA. The proceeds are intended to be used for general working capital purposes.

Each convertible note is convertible into the Company’s ordinary shares in accordance with the conversion provisions set forth in the applicable note agreement. The notes were issued together with detachable warrants entitling the holder to subscribe for additional ordinary shares pursuant to a predetermined formula. To the extent a note is not converted prior to maturity, it is redeemable in accordance with its contractual terms.

During the year, the Company issued four tranches of convertible notes. Tranches 1, 2 and 3 were fully converted into the Company’s ordinary shares. Alumni Capital LP confirmed that the Tranche 1 note of US$3.0 million, the Tranche 2 note of US$4.2 million, and the Tranche 3 note of US$4.8 million had each been fully satisfied through such conversions.

As of December 31, 2025, Tranche 4, with an original principal amount of US$4.8 million, remained partially outstanding. Following conversions during the year, the outstanding principal balance as of December 31, 2025 was US$2.1 million, which remained convertible into ordinary shares in accordance with the terms of the related note agreement.

Movement of the fair value of the convertible notes liabilities during the year is as follows:

December 31, 2025
US$

At beginning of the year	-
Addition	11,490,233
Interest expenses incurred	483,000
Exercised	(10,015,013)
Fair value change	972,061
At end of the year	2,930,281